Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Short-Term Corporate Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Feb. 25, 2022
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022